Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	371,347,516.49	26,619
Yield Supplement Overcollateralization Amount at 04/30/14	4,027,916.16	0
Receivables Balance at 04/30/14	375,375,432.65	26,619
Principal Payments	18,896,458.25	687
Defaulted Receivables	600,272.84	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	3,700,410.68	0
Pool Balance at 05/31/14	352,178,290.88	25,900

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,631,259.25	347
Past Due 61-90 days	1,076,499.95	71
Past Due 91 + days	231,513.55	18
Total	6,939,272.75	436

Total 31+ Delinquent as % Ending Pool Balance	1.97%

Recoveries	403,802.76

Aggregate Net Losses/(Gains) - May 2014	196,470.08

Overcollateralization Target Amount	15,848,023.09
Actual Overcollateralization	15,848,023.09

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	4.90%
Weighted Average Remaining Term	38.92

Flow of Funds	$ Amount

Collections	20,546,345.20
Advances	3,752.47
Investment Earnings on Cash Accounts	328.90
Servicing Fee	(312,812.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,237,613.71

Distributions of Available Funds
(1) Class A Interest	201,380.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,458,587.37
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,848,023.09
(7) Distribution to Certificateholders	1,706,105.49
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,237,613.71

Servicing Fee	312,812.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 05/15/14	354,636,878.25
Principal Paid	18,306,610.46
Note Balance @ 06/16/14	336,330,267.79

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-3
Note Balance @ 05/15/14	208,026,878.25
Principal Paid	18,306,610.46
Note Balance @ 06/16/14	189,720,267.79
Note Factor @ 06/16/14	73.8211159%

Class A-4
Note Balance @ 05/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	127,670,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	18,940,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	224,897.76
Total Principal Paid	18,306,610.46
Total Paid	18,531,508.22

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	110,947.67
Principal Paid	18,306,610.46
Total Paid to A-3 Holders	18,417,558.13

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2489432
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2639006
Total Distribution Amount	20.5128438

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4317030
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	71.2319473
Total A-3 Distribution Amount	71.6636503

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	134.30
Noteholders' Principal Distributable Amount	865.70

Account Balances	$ Amount

Advances
Balance as of 04/30/14	55,718.80
Balance as of 05/31/14	59,471.27
Change	3,752.47

Reserve Account
Balance as of 05/15/14	2,310,518.58
Investment Earnings	33.58
Investment Earnings Paid	(33.58)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58